Intangible Assets	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Intangible Assets
11.	INTANGIBLE ASSETS
The carrying amounts of each class of intangible assets were as follows:

	December 31	September 30
	2018	2019
Licenses	$23,073,400	$23,073,400
Computer software	7,192	3,823

	$23,080,592	$23,077,223

For the nine months ended September 30, 2018

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at September 30, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	4,726	4,726

Balance at September 30, 2018	$—	$34,249	$34,249

For the nine months ended September 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and September 30, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	3,369	3,369

Balance at September 30, 2019	$—	$39,247	$39,247

The intangible assets, namely licenses, include the acquisition in January 2018 of exclusive and worldwide rights to develop, manufacture and commercialize varlitinib from Array Biopharma Inc. and in August 2016 of ASLAN005 from Exploit Technologies Pte Ltd., respectively. The information related to these license agreements is further disclosed in Note 16.
As of December 31, 2018 and September 30, 2019, the aforementioned intangible assets were not amortized since they were not yet available for use. Instead they would be tested for impairment, by comparing the recoverable amounts with the carrying amounts, annually and whenever there is an indication that they may be impaired. For the nine months ended September 30, 2018 and 2019, there was no impairment loss recognized.
Computer software is amortized on a straight-line basis over the estimated useful life of 3 years
.